EQUITY (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands		1 Months Ended			12 Months Ended
	Sep. 04, 2012	Feb. 21, 2016 USD ($) $ / shares	Nov. 30, 2014 ILS (₪) ₪ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2007 shares	Oct. 31, 2015 shares	Aug. 12, 2015 USD ($) $ / shares	Mar. 11, 2015 USD ($)	Feb. 05, 2015 $ / shares	Aug. 19, 2014 USD ($) $ / shares	Feb. 18, 2014 USD ($) $ / shares	Aug. 12, 2013 USD ($) $ / shares	Feb. 14, 2013 USD ($) $ / shares	Sep. 10, 2012 USD ($) $ / shares	Dec. 23, 2010 $ / shares shares
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																			1,134,231
Class Of Warrant Exercise Price Of Warrants Or Rights | $ / shares																			$ 8.26
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares					1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares			1,167							1,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares						$ 3.76	$ 6
Exercised - Aggregate intrinsic value | $					$ 210,000	$ 741,000	$ 529,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | $					$ 163,000
Dividends Payable, Amount Per Share | $ / shares											$ 0.095		$ 0.081	$ 0.095	$ 0.12	$ 0.09	$ 0.12	$ 0.10
Issuance of Ordinary shares | $								$ 20,290,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					10 years
Dividends Payable | $											$ 4,204,000	$ 3,582,000		$ 4,195,000	$ 4,468,000	$ 3,390,000	$ 4,397,000	$ 3,661,000
Dividend Distribution Maximum Percentage	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value | ₪ / shares			₪ 5,000
Share-based Compensation Arrangement By Share-based Payment Award Options Nonvested Grant Date Fair Value | ₪			₪ 5,910
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price | ₪ / shares			₪ 1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Subsequent Event [Member]
Class of Stock [Line Items]
Dividends Payable, Amount Per Share | $ / shares		$ 0.09
Dividends Payable | $		$ 3,991,000
Dividends Payable, Date to be Paid		Mar. 17, 2016
Payment One [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid					Oct. 17, 2012
Payment Two [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid					Mar. 14, 2013
Payment Three [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid							Sep. 03, 2013
Payment Four [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid							Mar. 14, 2014
Payment Five [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid							Sep. 04, 2014
Payment Six [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid					Sep. 10, 2015
Payment Seven [Member]
Class of Stock [Line Items]
Dividends Payable, Date to be Paid					Mar. 11, 2015
2007 Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares									1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized | shares									1,000,000
2007 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
2007 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares (in shares) | shares				6,903,141		6,903,141		3,287,616
Issuance of Ordinary shares | $				$ 54,726
Shares Issued, Price Per Share | $ / shares				$ 8.5				$ 6.5